Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Commitments and Contingencies

25. Commitments and Contingencies

(a)Capital commitments

The Group’s capital commitments primarily relate to commitments on construction and purchase of production facilities, equipment and tooling. Total capital commitments contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years
Capital commitments	6,305,909	5,574,251	22,698	708,960

(b)Purchase obligations

The Group’s purchase obligations primarily relate to commitments on purchase of raw materials. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than One Year	1‑3 Years	3‑5 Years
Purchase obligations	27,950,301	18,623,396	8,543,419	783,486

(c)Legal proceedings

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis.

The Group does not have any material litigation, and has not recorded any material liabilities in this regard as of December 31, 2022 and December 31, 2023.